Transactions with non-controlling interests - Huizhou Pengai (Details) - Huizhou Pengai Aesthetic Medical Hospital Co., Ltd. - CNY (¥)			12 Months Ended
	Sep. 13, 2021	Sep. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amount of non-controlling interests acquired					¥ 140,000
Consideration paid for non-controlling interests	¥ 360,000				360,000
Gain on acquisition within equity					¥ 220,000
Proportion of equity interest held (as a percent)	67.50%	65.50%	67.50%	67.50%
Equity Interest Purchase
Increase in equity interest	2.00%